Description of the Business and Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 210.3	$ 286.5	$ 222.2	$ 184.2	$ 163.8	$ 100.4	$ 96.0	$ 94.1	$ 903.2	$ 454.3	$ 202.4
Property and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization									$ 41.1	$ 21.7	14.3
Minimum | Lottery and other machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									3 years
Minimum | Gaming equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									1 year
Minimum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									5 years
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Maximum | Lottery and other machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Maximum | Gaming equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									5 years
Maximum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									8 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									10 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									40 years
United Kingdom | Gaming Machines
Property, Plant and Equipment [Line Items]
Restructuring, accelerated depreciation expense											$ 8.7